Other assets and other liabilities	12 Months Ended
Dec. 31, 2024
Other Assets And Other Liabilities
Other assets and other liabilities

19	Other assets and other liabilities
(a)	Other assets

	2024	2023
Other recoverable taxes (i)	103,261	128,738
Advances to third parties	7,575	7,452
Prepaid expenses	7,945	9,427
Judicial deposits and other tax claim payments (ii)	78,568	35,094
Receivables from mining contractors	-	14,722
Other assets	26,572	21,115
	223,921	216,548
Current assets	88,195	86,934
Non-current assets	135,726	129,614

(i) Other recoverable taxes are composed mainly of tax credits related to ICMS (Tax on Circulation of Goods and Services), primarily generated from purchases. Additionally, there are PIS (Social Integration Program) and COFINS (Contribution to Social Security Financing) credits, essentially arising from the acquisition of fixed assets.

(ii) This amount is mainly comprised of USD 60,134 related to (i) Judicial deposits related to withholding taxes and other payments, and (ii) income tax claim payments both related to legal processes and discussions, which the Company has not provisioned, but that the Company need to pay to continue discussing in judicial or administrative levels.

(b)	Other liabilities

	2024	2023
Advances from customers (i)	76,395	24,798
Use of public assets	18,047	22,733
Other trade payables	20,921	24,790
Other liabilities	33,319	51,623
	148,682	123,944
Current liabilities	82,662	31,186
Non-current liabilities	66,020	92,758

(i) On December 12, 2024, the Company signed a commercial advance agreement with a customer, in which it agreed to sell concentrates produced by El Porvenir for twelve months and received an advance payment of USD50,000. The advance payment was recorded as “Other Liabilities” and the corresponding revenues will be recognized upon delivery of the concentrate when performance obligations are met.